CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development		$ 7,173,747	$ 15,836,828
General and administrative		5,721,197	7,138,403
Loss on impairment of goodwill		0	8,865,909
Total operating expenses		12,894,944	31,841,140
Loss before other income (expense)		(12,894,944)	(31,841,140)
Change in fair value of warrant liability		0	14,454
Interest income		352,251	218,730
Net loss		(12,542,693)	(31,607,956)
Loss attributable to common stockholders		$ (12,542,693)	$ (31,607,956)
Loss per common share, basic (in dollars per share)	[1]	$ (30.74)	$ (119.02)
Loss per common share, diluted (in dollars per share)	[1]	(30.74)	(119.02)
Total net loss per share (in dollars per share)	[1]	$ (30.74)	$ (119.02)
Weighted average number of shares outstanding, basic (in shares)		408,078	265,564
Weighted average number of shares outstanding, diluted (in shares)		408,078	265,564

[1]	Share and per share amounts have been recast to reflect the 1-for-8 reverse stock split effected on June 14, 2024 on retroactive basis for all periods presented.